INVESTMENT IN A JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT IN A JOINT VENTURE [abstract]
Schedule of particulars of a joint venture

Particulars of the joint venture at the end of the reporting period are as follows:

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid- up/registered capital	Percentage of equity attributable to the Group	Principal activities
BC ENERGY INVESTMENTS CORP.	British Virgin Islands	US$102,325,582	50%	Investment holding

Schedule of summarized financial information of a joint venture

Summarized financial information of the joint venture is disclosed below:

	2019		2020

Current assets		10,742	9,092

Non-current assets		49,417	47,737

Current liabilities		(7,616)	(7,391)

Non-current liabilities		(10,589)	(11,794)

	2018	2019	2020
Revenue	18,661	18,178	12,089
Depreciation, depletion and amortization	(3,446)	(3,195)	(3,321)
Interest income	95	140	101
Finance costs	(518)	(822)	(946)

(Loss)/profit before tax	(17,816)	1,961	(1,641)
Income tax credit/(expense)	6,630	(875)	35
(Loss)/Profit after tax	(11,186)	1,086	(1,606)
Total comprehensive (expense)/income	(11,186)	1,086	(1,606)